Annual Fund Operating Expenses - Class P2 Shares - Voya Short Term Bond Fund - Class P2	Jul. 31, 2021
Operating Expenses:
Management Fees	0.25%
Distribution and/or Shareholder Services (12b-1) Fees	none
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.38%
Waivers and Reimbursements	(0.23%)	[1]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.15%

[1]	The adviser is contractually obligated to limit expenses to 0.15% for Class P2 shares through August 1, 2022. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.